Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Fair Value Measurements [Abstract]
Schedule of Carrying Values and Measurement of Financial Assets and Liabilities at Amortized Cost, Fair Value

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
Financial assets
Cash and cash equivalents	$63,086	$—	$—	$63,086
Restricted cash	15,844	—	—	15,844
Derivative assets	—	369	—	369
Investments	—	—	365	365

Financial liabilities
Accounts payable and accrued liabilities	24,073	—	—	24,073
Debt	—	—	—	—
Derivative liabilities	—	—	—	—

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial assets
Cash and cash equivalents	$52,190	$—	$—	$52,190
Restricted cash	15,288	—	—	15,288
Derivative assets	—	551	—	551
Investments	—	—	363	363

Financial liabilities
Accounts payable and accrued liabilities	19,919	—	—	19,919
Debt	14,096	—	—	14,096
Derivative liabilities	—	2,611	—	2,611

Schedule of Losses on Derivatives	The total realized and unrealized losses for the years ended December 31, 2025 and 2024 were as follows:

	Year ended December 31,
	2025	2024
Total unrealized losses	$(326)	$(1,044)
Realized debt conversion feature losses	$(38,361)	$—
Realized bullion contract losses	(986)	—
Total realized losses	$(39,347)	$—
Total realized and unrealized losses	$(39,673)	$(1,044)

Schedule of Derivative Component	The derivative component
was valued, assuming no dividend yield, using the Binomial Tree method based on the following assumptions:

	December 22, 2025	December 31, 2024
Maturity date	July 31, 2027	July 31, 2027
Risk-free rate	3.74%	4.39%
Share price	2.92	0.86
Expected volatility	59.40%	57.10%
Annual interest rate	9.25%	9.25%
Conversion price (per share)	1.22	1.22
Conversion price cap(1)	1.83	1.83
(1)Pursuant to the terms of the Convertible Facility, the Company has a one-time right to require the Lender to convert up to 50%
of the outstanding principal into the Company’s common shares if certain market conditions are met. Specifically, if the volume-weighted average price (“VWAP”) of the Company’s shares at market close remains at least 50% above the applicable conversion price for 30 consecutive trading days, the Company may elect this conversion, provided no event of default has occurred or is continuing.

Schedule of Restricted Cash	A summary of restricted cash is as follows:

	December 31, 2025	December 31, 2024
Deposits for reclamation bonding (Note 15)	$15,452	$14,919
Other	392	369
	$15,844	$15,288

Schedule of Financial Assets and Liabilities	The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2025		At December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Investments	$365	$—	$363	$—
Derivative assets	—	369	—	551
Derivative liabilities	—	—	—	2,611

Schedule of Financial Liabilities and Operating and Capital Commitments	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

	Payments due by period 2025
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$24,073	$-	$-	$-	$24,073
Tax liabilities	3,813	-	-	-	3,813
Lease liabilities	12,826	20,511	6,519	-	39,856
Reclamation and closure provision(1)	1,344	14,554	2,488	78,589	96,975
	$42,056	$35,065	$9,007	$78,589	$164,717
(1)Represents undiscounted uninflated future payments for the expected cost of Florida Canyon's mine reclamation and closure, and DeLamar's water treatment costs.

	Payments due by period 2024
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$19,919	$-	$-	$-	$19,919
Tax liabilities	6,482	-	-	-	6,482
Lease liabilities	5,251	4,166	21	-	9,438
Credit Facility	1,718	20,204	-	-	21,922
Reclamation and closure provision(1)	1,727	9,022	4,651	67,895	83,295
	$35,097	$33,392	$4,672	$67,895	$141,056
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure.  Recast amounts previously reported as undiscounted inflated payments as undiscounted uninflated payments.
(2)Tax liabilities were previously included in accounts payable and accrued liabilities and have been recast separately.